Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 13,914,982	$ 15,072,947
Short-term investments	296,158	2,032,928
Accounts receivable	9,218,883	10,321,837
Prepayments	394,971	554,298
Loans receivable	2,660,668
Due from a related party	392,305
Other current assets	375,709	1,613,408
Total Current Assets	27,253,676	29,595,418
Investment in equity method investees	1,993,285	1,258,787
Investment in an equity security	150,000
Property and equipment, net	3,923,086	1,997,761
Deposit for property	181,233	700,884
Prepayments for lease of land	353,347	367,588
Intangible assets, net	30,259	34,973
Right of use assets	205,824	65,137
Deferred tax assets	2,176,710	795,547
Total Assets	36,267,420	34,816,095
Current Liabilities
Accounts payable	38,933	408,426
Advances from customers	7,432	6,760
Income tax payable	2,478,273	1,523,175
Operating lease liabilities, current portion	88,968	62,160
Accrued expenses and other liabilities	974,801	981,433
Total Current Liabilities	3,588,407	2,981,954
Operating lease liabilities, noncurrent portion	112,591
Total Liabilities	3,700,998	2,981,954
Commitments and Contingencies
Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 19,453,423 and 19,435,423 shares issued and outstanding at December 31, 2021 and 2020, respectively)	1,946	1,944
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2021 and 2020, respectively)	550	550
Additional paid-in capital	22,986,975	22,775,154
Statutory reserve	1,199,054	801,502
Retained earnings	7,180,891	7,339,778
Accumulated other comprehensive income	1,197,006	915,213
Total Shareholders’ Equity	32,566,422	31,834,141
Total Liabilities and Shareholders’ Equity	$ 36,267,420	$ 34,816,095